Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 80,836	¥ 74,009
Total financing receivables	4,705,986	4,609,702
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	24,879	22,181
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	55,957	51,828
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	32,197	26,460
Total financing receivables	1,052,017	1,029,518
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,311	8,604
Total financing receivables	674,545	687,462
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	22,886	17,856
Total financing receivables	377,472	342,056
Net investment in leases | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,270	9,332
Net investment in leases | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,094	2,257
Net investment in leases | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,176	7,075
Net investment in leases | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,927	17,128
Net investment in leases | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,217	6,347
Net investment in leases | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,710	10,781
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,431	14,810
Total financing receivables	2,337,579	2,311,624
Consumer borrowers | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,548	4,553
Consumer borrowers | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,883	10,257
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,235	3,890
Total financing receivables	2,101,405	2,070,921
Consumer borrowers | Consumer - Real Estate Loans | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,068	1,375
Consumer borrowers | Consumer - Real Estate Loans | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,167	2,515
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,639	1,476
Total financing receivables	177,088	188,547
Consumer borrowers | Consumer-Card loans | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	348	371
Consumer borrowers | Consumer-Card loans | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,291	1,105
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,557	9,444
Total financing receivables	59,086	52,156
Consumer borrowers | Consumer - Other | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,132	2,807
Consumer borrowers | Consumer - Other | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,425	6,637
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	34,208	32,739
Total financing receivables	1,316,390	1,268,560
Corporate borrowers | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,061	8,296
Corporate borrowers | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	27,147	24,443
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Total financing receivables	70,366	47,956
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,835	6,509
Total financing receivables	89,698	113,129
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,468	5,193
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,367	1,316
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	715	922
Total financing receivables	280,660	279,046
Corporate borrowers | Real estate companies in Japan | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	248	144
Corporate borrowers | Real estate companies in Japan | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	467	778
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	16,431	14,505
Total financing receivables	120,039	133,802
Corporate borrowers | Real estate companies in overseas | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Real estate companies in overseas | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	16,431	14,505
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,298	2,585
Total financing receivables	163,976	200,033
Corporate borrowers | Commercial, industrial and other companies in Japan | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,705	592
Corporate borrowers | Commercial, industrial and other companies in Japan | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,593	1,993
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,929	8,218
Total financing receivables	591,651	494,594
Corporate borrowers | Commercial, industrial and other companies in overseas | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,640	2,367
Corporate borrowers | Commercial, industrial and other companies in overseas | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 7,289	¥ 5,851